Capital Stock (Tables)	12 Months Ended
Jan. 31, 2024
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Summary of Changes in Capital Stock Issued and Outstanding
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2022	38,543,761	$257.1
Issued upon exercise of stock options	299,102	15.4
Issued in exchange of multiple voting shares	570,779	0.1
Repurchased under the SIB	(2,427,184)	(17.1)
Repurchased under the NCIB	(463,950)	(3.1)
Balance as at January 31, 2023	36,522,508	252.4
Issued upon exercise of stock options	454,359	24.8
Issued in exchange of multiple voting shares [a]	2,236,284	0.2
Repurchased under the NCIB	(4,404,598)	(32.1)
Balance as at January 31, 2024	34,808,553	$245.3

Multiple voting shares
Balance as at February 1, 2022	42,954,979	$3.5
Exchanged for subordinate voting shares	(570,779)	(0.1)
Balance as at January 31, 2023	42,384,200	$3.4
Exchanged for subordinate voting shares [a]	(2,236,284)	(0.2)
Balance as at January 31, 2024	40,147,916	$3.2

Total outstanding as at January 31, 2024	74,956,469	$248.5
[a]
Amount of 2,171,428 related to secondary offering (described below) and 64,856 related to a Beaudier Inc. donation.